Available-for-Sale Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Disclosure of RCS Advisory's Investments

	Purchases	Sales	Realized Loss	Unrealized Losses(1)	Fair Value	Cost
December 31, 2013
Mutual funds	$10,097	$1,000	$59	$510	$8,528	$9,038
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(1) Excludes the deferred income tax benefit.